Stock-Based Compensation - Summary of Stock Based Compensation Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation expense	$ 716	$ 326	$ 1,451	$ 1,019
Research and development
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation expense	375	164	725	519	$ 671	$ 787
General and administrative
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation expense	$ 341	$ 162	$ 726	$ 500	$ 1,404	$ 736